Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Securities	Dec. 31, 2014 USD ($) Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	655	410
Fair value, continuous unrealized loss position for less than 12 months	$ 1,162,426	$ 402,058
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (64,184)	$ (10,962)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	50	51
Fair value, continuous unrealized loss position for 12 months or more	$ 113,031	$ 209,977
Unrealized losses, continuous unrealized loss position for 12 months or more	(15,816)	(10,368)
Total unrealized losses	$ (80,000)	$ (21,330)
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	3
Fair value, continuous unrealized loss position for less than 12 months	$ 35,673
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (555)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	0	2
Fair value, continuous unrealized loss position for 12 months or more	$ 0	$ 6,293
Unrealized losses, continuous unrealized loss position for 12 months or more	0	(110)
Total unrealized losses	$ (555)	$ (110)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	282	126
Fair value, continuous unrealized loss position for less than 12 months	$ 942,145	$ 318,039
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (49,563)	$ (9,488)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	23	45
Fair value, continuous unrealized loss position for 12 months or more	$ 91,878	$ 181,573
Unrealized losses, continuous unrealized loss position for 12 months or more	(13,560)	(9,586)
Total unrealized losses	$ (63,123)	$ (19,074)
Foreign government
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for 12 months or more | Securities		1
Fair value, continuous unrealized loss position for 12 months or more		$ 9,782
Unrealized losses, continuous unrealized loss position for 12 months or more		(175)
Total unrealized losses		$ (175)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	30	5
Fair value, continuous unrealized loss position for less than 12 months	$ 506	$ 358
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (4)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	3	2
Fair value, continuous unrealized loss position for 12 months or more	$ 1,743	$ 2,804
Unrealized losses, continuous unrealized loss position for 12 months or more	(11)	(22)
Total unrealized losses	$ (15)	$ (22)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	5	1
Fair value, continuous unrealized loss position for less than 12 months	$ 19,914	$ 113
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (461)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	0
Fair value, continuous unrealized loss position for 12 months or more	$ 0
Unrealized losses, continuous unrealized loss position for 12 months or more	0
Total unrealized losses	$ (461)
ABS
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	7
Fair value, continuous unrealized loss position for less than 12 months	$ 67,266
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (168)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	1	1
Fair value, continuous unrealized loss position for 12 months or more	$ 9,650	$ 9,525
Unrealized losses, continuous unrealized loss position for 12 months or more	(350)	(475)
Total unrealized losses	$ (518)	$ (475)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	327	132
Fair value, continuous unrealized loss position for less than 12 months	$ 1,065,504	$ 318,510
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (50,751)	$ (9,488)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	27	51
Fair value, continuous unrealized loss position for 12 months or more	$ 103,271	$ 209,977
Unrealized losses, continuous unrealized loss position for 12 months or more	(13,921)	(10,368)
Total unrealized losses	$ (64,672)	$ (19,856)
Equity securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	328	278
Fair value, continuous unrealized loss position for less than 12 months	$ 96,922	$ 83,548
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (13,433)	(1,474)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	23
Fair value, continuous unrealized loss position for 12 months or more	$ 9,760
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,895)
Total unrealized losses	$ (15,328)	$ (1,474)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	208	50
Fair value, continuous unrealized loss position for less than 12 months	$ 951,843	$ 215,548
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (36,167)	$ (4,173)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	10	32
Fair value, continuous unrealized loss position for 12 months or more	$ 54,087	$ 167,719
Unrealized losses, continuous unrealized loss position for 12 months or more	(3,586)	(5,222)
Total unrealized losses	$ (39,753)	$ (9,395)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	119	82
Fair value, continuous unrealized loss position for less than 12 months	$ 113,661	$ 102,962
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (14,584)	$ (5,315)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	17	19
Fair value, continuous unrealized loss position for 12 months or more	$ 49,184	$ 42,258
Unrealized losses, continuous unrealized loss position for 12 months or more	(10,335)	(5,146)
Total unrealized losses	$ (24,919)	$ (10,461)